American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

HIGH-YIELD MUNICIPAL FUND * LONG-TERM TAX-FREE FUND
TAX-FREE BOND FUND * TAX-FREE MONEY MARKET FUND

[american century investments logo and text logo]

Supplement dated December 3, 2007 * Statement of Additional Information dated October 1, 2007

On December 3, 2007, Tax-Free Bond Advisor Class shareholders will receive
Investor Class shares of Tax-Free Bond in exchange for their Advisor Class shares. Accordingly, the Advisor Class shares of Tax-Free Bond will no longer be offered.

THE FOLLOWING REPLACES THE TABLE ON PAGE 2:

FUND                                TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
High-Yield Municipal
  Investor Class                    ABHYX                        03/31/1998
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  A Class                           AYMAX                        01/31/2003
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  B Class                           AYMBX                        01/31/2003
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  C Class                           AYMCX                        07/24/2002
--------------------------------------------------------------------------------
Long-Term Tax-Free
  Investor Class                    ACLVX                        04/03/2006
--------------------------------------------------------------------------------
  Institutional Class               ACLSX                        04/03/2006
--------------------------------------------------------------------------------
  A Class                           MMBAX                        03/31/1997
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  B Class                           MMDBX                        03/31/1997
--------------------------------------------------------------------------------
  C Class                           ACTCX                        04/03/2006
--------------------------------------------------------------------------------
Tax-Free Bond
  Investor Class                    TWTIX                        03/02/1987
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  Institutional Class               AXBIX                        04/15/2003
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Tax-Free Money Market
  Investor Class                    BNTXX                        07/31/1984
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THE FOLLOWING IS ADDED AS A FOOTNOTE TO THE ADVISOR CLASS PLAN HEADING ON PAGE
49:

(1)  AS OF DECEMBER 3, 2007, THE ADVISOR CLASS OF TAX-FREE BOND WAS
     COMBINED WITH THE INVESTOR CLASS OF THE FUND.

THE FOLLOWING REPLACES THE COMPLEX FEE SCHEDULE TABLE ON PAGE 36:

COMPLEX FEE SCHEDULE
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                         FEE RATE FOR INVESTOR CLASS,       FEE RATE FOR
COMPLEX ASSETS           A CLASS, B CLASS AND C CLASS       INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
First $2.5 billion       0.3100%                            0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion        0.3000%                            0.1000%
--------------------------------------------------------------------------------
Next $15 billion         0.2985%                            0.0985%
--------------------------------------------------------------------------------
Next $25 billion         0.2970%                            0.0970%
--------------------------------------------------------------------------------
Next $25 billion         0.2870%                            0.0870%
--------------------------------------------------------------------------------
Next $25 billion         0.2800%                            0.0800%
--------------------------------------------------------------------------------
Next $25 billion         0.2700%                            0.0700%
--------------------------------------------------------------------------------
Next $25 billion         0.2650%                            0.0650%
--------------------------------------------------------------------------------
Next $25 billion         0.2600%                            0.0600%
--------------------------------------------------------------------------------
Next $25 billion         0.2550%                            0.0550%
--------------------------------------------------------------------------------
Thereafter               0.2500%                            0.0500%
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THE LAST PARAGRAPH OF THE ADVISOR CLASS PLAN SECTION IS DELETED ON PAGE 51.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-57869 0712